Cover	Sep. 13, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 13, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40218
Entity Registrant Name	Plum Acquisition Corp. I
Entity Central Index Key	0001840317
Entity Tax Identification Number	98-1577353
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	201 Fillmore St.
Entity Address, Address Line Two	#2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	415
Local Phone Number	683-6773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PLMIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the Units
Title of 12(b) Security	Class A Ordinary Shares included as part of the Units
Trading Symbol	PLMI
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PLMIW
Security Exchange Name	NASDAQ